Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
November 30, 2023 (Unaudited)
COMMON STOCKS — 96.06% Shares Fair Value
Argentina — 1.80%
Consumer Discretionary — 1.80%
MercadoLibre, Inc.
(a)
2 $ 3,241
Total   Argentina 3,241
Australia — 1.80%
Health Care — 0.86%
CSL Ltd. 9 1,559
Technology — 0.94%
XERO LTD
(a)
25 1,702
Total   Australia 3,261
Brazil — 3.59%
Financials — 3.59%
Banco Bradesco S.A. - ADR 957 3,186
Itau Unibanco Holding SA - ADR 515 3,295
6,481
Total   Brazil 6,481
Canada — 1.33%
Technology — 1.33%
Shopify, Inc., Class A
(a)
33 2,403
Total   Canada 2,403
China — 5.38%
Communications — 2.00%
NetEase, Inc. - ADR 18 2,043
Tencent Holdings Ltd. 38 1,582
3,625
Consumer Discretionary — 2.44%
Alibaba Group Holding Ltd. - ADR
(a)
17 1,273
Geely Automobile Holdings Ltd. 800 872
Haier Smart Home Co. Ltd., H Shares 350 1,015
JD.com, Inc. - ADR 26 713
Meituan
(a)
24 556
4,429
Consumer Staples — 0.48%
China Mengniu Dairy Co. Ltd.
(a)
275 863

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 96.06% - continued Shares Fair Value
China — 5.38% - continued
Health Care — 0.46%
WuXi Biologics Cayman Inc.
(a)
150 $ 835
Total   China 9,752
Denmark — 4.52%
Energy — 0.99%
Vestas Wind Systems A/S
(a)
65 1,799
Health Care — 3.53%
Coloplast A/S - ADR 51 599
Novo Nordisk A/S 57 5,789
6,388
Total   Denmark 8,187
France — 14.89%
Consumer Discretionary — 5.22%
Cia Generale de Establissements Michelin SCA 45 1,509
Hermes International SA 3 6,217
Kering SA 4 1,714
9,440
Consumer Staples — 1.56%
L'Oreal SA 6 2,814
Financials — 2.10%
BNP Paribas SA 25 1,572
Credit Agricole SA 115 1,505
Societe Generale SA 29 728
3,805
Health Care — 0.93%
Sanofi 18 1,674
Industrials — 1.30%
Aeroports de Paris 14 1,723
Vinci SA - ADR 21 641
2,364
Materials — 2.20%
Cie de Saint-Gobain 61 3,971
Technology — 1.58%
Dassault Systems SE 61 2,852
Total   France 26,920
Germany — 7.24%
Consumer Staples — 1.47%
Beiersdorf AG 19 2,661

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 96.06% - continued Shares Fair Value
Germany — 7.24% - continued
Financials — 1.57%
Deutsche Boerse AG 15 $ 2,846
Industrials — 3.41%
Deutsche Post AG 67 3,139
Siemens AG 18 3,017
6,156
Technology — 0.79%
SAP SE 9 1,425
Total   Germany 13,088
India — 2.23%
Financials — 1.33%
HDFC Bank Ltd. - ADR 40 2,401
Technology — 0.90%
Infosys Ltd. - ADR 93 1,632
Total   India 4,033
Indonesia — 1.60%
Financials — 1.60%
Bank Rakyat Indonesia Persero Tbk PT - ADR 170 2,891
Total   Indonesia 2,891
Israel — 0.63%
Technology — 0.63%
NICE-Systems Ltd. - ADR
(a)
6 1,139
Total   Israel 1,139
Italy — 1.72%
Energy — 1.20%
Eni SpA 131 2,163
Financials — 0.52%
Intesa Sanpaolo SpA 329 946
Total   Italy 3,109
Japan — 8.35%
Financials — 2.19%
Mitsubishi UFJ Financial Group, Inc. 230 1,976
Sumitomo Mitsui Financial Group, Inc. - ADR 202 1,994
3,970
Health Care — 0.39%
Eisai Co Ltd - ADR 55 710

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 96.06% - continued Shares Fair Value
Japan — 8.35% - continued
Industrials — 5.18%
Daifuku Co. Ltd. - ADR 60 $ 560
FANUC Corp. - ADR 103 1,421
Keyence Corp. 14 5,983
Kubota Corp. 100 1,429
9,393
Technology — 0.59%
OBIC Co. Ltd. 7 1,072
Total   Japan 15,145
Korea (Republic of) — 3.83%
Communications — 0.80%
NAVER Corp. 9 1,440
Technology — 3.03%
Samsung Electronics Co. Ltd. 98 5,489
Total   Korea (Republic of) 6,929
Netherlands — 10.65%
Consumer Discretionary — 1.04%
Stellantis NV 86 1,862
Financials — 0.69%
ING Groep NV 89 1,247
Technology — 8.92%
Adyen NV
(a)
1 1,166
ASML Holding NV 11 7,459
NXP Semiconductors NV 26 5,306
Wolters Kluwer NV 16 2,199
16,130
Total   Netherlands 19,239
Norway — 1.19%
Energy — 1.19%
Equinor ASA 67 2,155
Total   Norway 2,155
Spain — 3.40%
Consumer Discretionary — 1.31%
Industria de Diseno Textil SA 58 2,389
Energy — 1.61%
Repsol SA 191 2,919

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 96.06% - continued Shares Fair Value
Spain — 3.40% - continued
Financials — 0.48%
Banco Santander SA 209 $ 865
Total   Spain 6,173
Sweden — 1.17%
Consumer Discretionary — 1.17%
H&M Hennes & Mauritz AB, Class B 132 2,110
Total   Sweden 2,110
Switzerland — 1.30%
Industrials — 1.30%
ABB Ltd. 59 2,343
Total   Switzerland 2,343
Taiwan Province of China — 4.26%
Technology — 4.26%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 79 7,687
Total   Taiwan Province of China 7,687
United Kingdom — 15.18%
Communications — 0.51%
WPP PLC 104 928
Consumer Discretionary — 1.22%
Next PLC 22 2,202
Consumer Staples — 2.65%
Coca-Cola European Partners PLC 51 3,093
Reckitt Benckiser Group PLC 25 1,704
4,797
Energy — 1.27%
BP PLC 379 2,292
Financials — 1.07%
Barclays PLC 642 1,143
London Stock Exchange Group PLC 7 787
1,930
Health Care — 1.63%
AstraZeneca PLC 23 2,940
Materials — 4.94%
Anglo American PLC 91 2,461
Antofagasta PLC 200 3,555
Rio Tinto PLC 43 2,931
8,947

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 96.06% - continued Shares Fair Value
United Kingdom — 15.18% - continued
Technology — 1.89%
Experian PLC 93 $ 3,408
Total   United Kingdom 27,444
Total Common Stocks  (Cost $145,446) 173,730
MONEY MARKET FUNDS — 8.97%
First American Government Obligations Fund, Class X, 5.29%
(b)
16,233 16,233
Total Money Market Funds (Cost $16,233) 16,233
Total Investments — 105.03% (Cost $161,679) 189,963
Liabilities in Excess of Other Assets — (5.03)% (9,093)
NET ASSETS — 100.00% $ 180,870
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2023.
ADR - American Depositary Receipt.

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.51% Shares Fair Value
Communications — 5.21%
Alphabet, Inc., Class A
(a)
58 $ 7,686
Netflix, Inc.
(a)
9 4,266
11,952
Consumer Discretionary — 12.06%
Amazon.com, Inc.
(a)
58 8,473
Aptiv PLC
(a)
17 1,408
Ford Motor Co. 99 1,016
General Motors Co. 49 1,548
Hilton Worldwide Holdings, Inc. 7 1,173
Home Depot, Inc. (The) 25 7,837
KB Home 58 3,022
NIKE, Inc., Class B 14 1,544
Yum! Brands, Inc. 13 1,632
27,653
Consumer Staples — 3.74%
Costco Wholesale Corp. 4 2,371
General Mills, Inc. 18 1,146
Kimberly-Clark Corp. 6 742
PepsiCo, Inc. 12 2,019
Procter & Gamble Co. (The) 15 2,304
8,582
Energy — 4.69%
ConocoPhillips 24 2,774
Halliburton Co. 45 1,666
Hess Corp. 22 3,092
Pioneer Natural Resources Co. 9 2,085
Schlumberger Ltd. 22 1,145
10,762
Financials — 12.98%
American Express Co. 26 4,440
Bank of America Corp. 108 3,293
BlackRock, Inc. 5 3,756
Citigroup, Inc. 71 3,273
Goldman Sachs Group, Inc. (The) 12 4,098
JPMorgan Chase & Co. 21 3,278
PayPal Holdings, Inc.
(a)
36 2,074
T. Rowe Price Group, Inc. 12 1,202
Visa, Inc., Class A 17 4,364
29,778
Health Care — 9.57%
Abbott Laboratories 16 1,669
Amgen, Inc. 5 1,348
Biogen, Inc.
(a)
6 1,404
Eli Lilly & Co. 5 2,956
Intuitive Surgical, Inc.
(a)
15 4,663

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.51% - continued Shares Fair Value
Health Care — 9.57% - continued
Johnson & Johnson 19 $ 2,939
Medtronic PLC 16 1,268
Merck & Co., Inc. 28 2,869
Pfizer, Inc. 20 609
UnitedHealth Group, Inc. 4 2,212
Viatris, Inc. 1 9
21,946
Industrials — 10.10%
3M Co. 7 693
Caterpillar, Inc. 11 2,758
Cummins, Inc. 10 2,242
Eaton Corp. PLC 11 2,505
Emerson Electric Co. 29 2,577
HEICO Corp. 14 2,394
Norfolk Southern Corp. 11 2,400
Otis Worldwide Corp. 27 2,316
Rockwell Automation, Inc. 12 3,306
United Parcel Service, Inc., Class B 13 1,971
23,162
Materials — 2.22%
Nucor Corp. 30 5,099
Real Estate — 0.60%
Prologis, Inc. 12 1,379
Technology — 37.34%
Adobe, Inc.
(a)
8 4,888
Advanced Micro Devices, Inc.
(a)
34 4,119
Apple, Inc. 93 17,666
Autodesk, Inc.
(a)
10 2,184
Cisco Systems, Inc. 38 1,838
Intel Corp. 41 1,833
Marvell Technology, Inc. 57 3,177
Microsoft Corp. 42 15,915
MSCI, Inc. 11 5,729
NVIDIA Corp. 30 14,030
Oracle Corp. 29 3,370
QUALCOMM, Inc. 16 2,065
salesforce.com, Inc.
(a)
26 6,550
Texas Instruments, Inc. 15 2,291
85,655
Total Common Stocks  (Cost $168,476) 225,968

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
MONEY MARKET FUNDS — 6.66% Shares Fair Value
First American Government Obligations Fund, Class X, 5.29%
(b)
15,277 $ 15,277
Total Money Market Funds (Cost $15,277) 15,277
Total Investments — 105.17% (Cost $183,753) 241,245
Liabilities in Excess of Other Assets — (5.17)% (11,859)
NET ASSETS — 100.00% $ 229,386
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2023.

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.71% Shares Fair Value
Consumer Discretionary — 16.65%
Abercrombie & Fitch Co., Class A
(a)
56 $ 4,250
Builders FirstSource, Inc.
(a)
55 7,375
Goodyear Tire & Rubber Co. (The)
(a)
69 958
M.D.C. Holdings, Inc. 33 1,461
M/I Homes, Inc.
(a)
36 3,798
Papa John's International, Inc. 30 1,957
Pool Corp. 5 1,737
Shake Shack, Inc., Class A
(a)
33 1,998
Six Flags Entertainment Corp.
(a)
65 1,619
Taylor Morrison Home Corp.
(a)
36 1,624
Thor Industries, Inc. 11 1,090
Upbound Group, Inc. 30 873
Urban Outfitters, Inc.
(a)
50 1,785
30,525
Consumer Staples — 2.67%
Boston Beer Co., Inc. (The), Class A
(a)
5 1,774
Freshpet, Inc.
(a)
44 3,122
4,896
Energy — 6.77%
ChampionX Corp. 132 3,870
Helmerich & Payne, Inc. 12 435
Matador Resources Co. 31 1,794
Murphy Oil Corp. 40 1,711
Oceaneering International, Inc.
(a)
90 1,859
Ovintiv, Inc. 62 2,750
12,419
Financials — 14.33%
Cadence Bank 117 2,931
Columbia Banking System, Inc. 82 1,839
Evercore Partners, Inc., Class A 20 2,951
First Merchants Corp. 90 2,760
Home BancShares, Inc. 76 1,686
Independent Bank Corp. 41 2,338
Moelis & Co., Class A 40 1,898
Old National Bancorp 110 1,638
Piper Sandler Companies 19 2,940
South State Corp. 23 1,703
Stifel Financial Corp. 25 1,526
Victory Capital Holdings, Inc. 34 1,093
Virtus Investment Partners, Inc. 5 978
26,281
Health Care — 17.11%
Agios Pharmaceuticals, Inc.
(a)
37 823
Align Technology, Inc.
(a)
8 1,710
Alkermes PLC
(a)
14 338

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.71% - continued Shares Fair Value
Health Care — 17.11% - continued
Avid Bioservices, Inc.
(a)
47 $ 239
Azenta, Inc.
(a)
26 1,466
BioCryst Pharmaceuticals, Inc.
(a)
74 435
Charles River Laboratories International, Inc.
(a)
5 985
CONMED Corp. 54 5,792
Exact Sciences Corp.
(a)
13 832
Haemonetics Corp.
(a)
27 2,183
Halozyme Therapeutics, Inc.
(a)
17 656
ImmunoGen, Inc.
(a)
113 3,317
Ironwood Pharmaceuticals, Inc.
(a)
85 842
Ligand Pharmaceuticals, Inc., Class B
(a)
13 758
Medpace Holdings, Inc.
(a)
11 2,978
Myriad Genetics, Inc.
(a)
40 764
Mural Oncology PLC
(a)
1 4
Neurocrine Biosciences Inc.
(a)
6 700
OmniAb, Inc. - Earnout Shares
(a)
4 —
OmniAb, Inc. - Earnout Shares
(a)
4 —
Shockwave Medical, Inc.
(a)
5 873
Vericel Corp.
(a)
26 924
WillScot Mobile Mini Holdings Corp.
(a)
114 4,755
31,370
Industrials — 15.15%
Cactus, Inc., Class A 84 3,569
Casella Waste Systems, Inc., Class A
(a)
33 2,669
Ceridian HCM Holding, Inc.
(a)
16 1,102
Chart Industries, Inc.
(a)
18 2,341
Columbus McKinnon Corp. 69 2,409
H&E Equipment Services, Inc. 58 2,570
HEICO Corp. 6 1,026
Lincoln Electric Holdings, Inc. 14 2,773
Mercury Systems, Inc.
(a)
32 1,097
Montrose Environmental Group Inc.
(a)
51 1,595
Paycom Software, Inc. 6 1,090
Paylocity Holdings Corp.
(a)
27 4,230
Vicor Corp.
(a)
36 1,317
27,788
Materials — 5.29%
Alcoa Corp. 56 1,504
Cleveland-Cliffs, Inc.
(a)
87 1,493
Steel Dynamics, Inc. 17 2,025
UFP Industries, Inc. 27 2,960
Worthington Industries, Inc. 24 1,721
9,703
Real Estate — 0.96%
Macerich Co. (The) 153 1,755

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.71% - continued Shares Fair Value
Technology — 19.78%
Advanced Energy Industries, Inc. 47 $ 4,468
Alarm.com Holdings, Inc.
(a)
34 1,852
Allscripts Healthcare Solutions, Inc.
(a)
263 3,019
Alteryx, Inc., Class A
(a)
42 1,682
Amkor Technology, Inc. 59 1,662
Box, Inc., Class A
(a)
53 1,387
Cerence, Inc.
(a)
32 553
Diodes, Inc.
(a)
62 4,117
Donnelley Financial Solutions, Inc.
(a)
38 2,243
Dropbox, Inc., Class A
(a)
51 1,437
Five9, Inc.
(a)
19 1,448
Manhattan Associates, Inc.
(a)
7 1,561
Omnicell, Inc.
(a)
21 701
Power Integrations, Inc. 20 1,528
Qualys, Inc.
(a)
9 1,664
Silicon Laboratories, Inc.
(a)
13 1,370
SPS Commerce, Inc.
(a)
8 1,378
Synaptics, Inc.
(a)
16 1,620
Tenable Holdings, Inc.
(a)
27 1,118
Ultra Clean Holdings, Inc.
(a)
54 1,466
36,274
Total Common Stocks  (Cost $150,006) 181,015
MONEY MARKET FUNDS — 8.06%
First American Government Obligations Fund, Class X, 5.29%
(b)
14,777 14,777
Total Money Market Funds (Cost $14,777) 14,777
Total Investments — 106.77% (Cost $164,783) 195,792
Liabilities in Excess of Other Assets — (6.77)% (12,416)
NET ASSETS — 100.00% $ 183,376
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2023.

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments
November 30, 2023 (Unaudited)
COMMON STOCKS — 99.28% Shares Fair Value
Australia — 0.71%
Materials — 0.71%
BHP Group Ltd. 26 $ 795
Rio Tinto Ltd. 10 826
1,621
Total   Australia 1,621
Brazil — 1.29%
Financials — 1.04%
Banco Bradesco S.A. - ADR 357 1,189
Itau Unibanco Holding SA - ADR 183 1,171
2,360
Materials — 0.25%
Vale SA - ADR 38 570
Total   Brazil 2,930
Canada — 1.83%
Industrials — 0.73%
Canadian Pacific Kansas City Ltd. 23 1,656
Materials — 1.10%
Hudbay Minerals, Inc. 232 1,056
Lundin Mining Corp. 208 1,441
2,497
Total   Canada 4,153
China — 0.95%
Communications — 0.44%
Tencent Holdings Ltd. 24 999
Consumer Discretionary — 0.20%
Alibaba Group Holding Ltd. - ADR
(a)
6 449
Health Care — 0.31%
Sino Biopharmaceutical Ltd. - ADR 75 710
Total   China 2,158
France — 3.70%
Consumer Discretionary — 1.37%
Kering SA - ADR 72 3,097
Energy — 0.78%
TotalEnergies SE 26 1,762
Financials — 0.64%
BNP Paribas SA 23 1,446
Technology — 0.91%
Dassault Systems SE 44 2,058
Total   France 8,363

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Germany — 3.84%
Consumer Discretionary — 2.16%
adidas AG 12 $ 2,509
Mercedes-Benz Group AG 28 1,816
Sixt SE 6 596
4,921
Industrials — 1.68%
MTU Aero Engines AG 8 1,635
Siemens AG 13 2,179
3,814
Total   Germany 8,735
India — 0.50%
Technology — 0.50%
Infosys Ltd. - ADR 65 1,141
Total   India 1,141
Italy — 1.39%
Energy — 0.54%
Eni SpA 75 1,238
Financials — 0.85%
Intesa Sanpaolo SpA 672 1,932
Total   Italy 3,170
Japan — 2.65%
Industrials — 2.65%
Daifuku Co. Ltd. - ADR 85 793
FANUC Corp. - ADR 99 1,366
SMC Corp. - ADR 98 2,472
Yaskawa Electric Corp. - ADR 18 1,373
6,004
Total   Japan 6,004
Korea (Republic of) — 1.84%
Technology — 1.84%
Samsung Electronics Co. Ltd. - GDR 3 4,173
Total   Korea (Republic of) 4,173
Netherlands — 2.96%
Financials — 0.57%
ING Groep NV 93 1,303
Technology — 2.39%
ASML Holding NV 8 5,424
Total   Netherlands 6,727
Spain — 1.90%
Financials — 1.90%
Banco Bilbao Vizcaya Argentaria SA 250 2,314

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Spain — 1.90% - continued
Financials — 1.90% - continued
Banco Santander SA 479 $ 1,982
4,296
Total   Spain 4,296
Switzerland — 0.56%
Health Care — 0.56%
Novartis AG 13 1,264
Total   Switzerland 1,264
Taiwan Province of China — 2.91%
Technology — 2.91%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 68 6,617
Total   Taiwan Province of China 6,617
United Kingdom — 2.58%
Consumer Staples — 0.08%
Haleon PLC 44 183
Energy — 1.77%
BP PLC 248 1,500
Shell PLC 77 2,524
4,024
Health Care — 0.73%
AstraZeneca PLC 8 1,023
GSK PLC 35 627
1,650
Total   United Kingdom 5,857
United States — 69.67%
Communications — 5.75%
Alphabet, Inc., Class A
(a)
53 7,024
Meta Platforms, Inc., Class A
(a)
11 3,599
Netflix, Inc.
(a)
4 1,896
Walt Disney Co. (The)
(a)
6 556
13,075
Consumer Discretionary — 8.16%
Amazon.com, Inc.
(a)
40 5,843
Autoliv, Inc. 19 1,969
General Motors Co. 47 1,485
Home Depot, Inc. (The) 8 2,507
Starbucks Corp. 13 1,291
Toll Brothers, Inc. 38 3,264
Wynn Resorts Ltd. 26 2,195
18,554
Consumer Staples — 4.57%
Costco Wholesale Corp. 6 3,556
PepsiCo, Inc. 13 2,188

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
United States — 69.67% - continued
Consumer Staples — 4.57% - continued
Procter & Gamble Co. (The) 17 $ 2,610
Walmart, Inc. 13 2,024
10,378
Energy — 2.40%
Chevron Corp. 15 2,154
Exxon Mobil Corp. 21 2,158
Marathon Oil Corp. 45 1,144
5,456
Financials — 10.53%
American Express Co. 13 2,220
Bank of America Corp. 67 2,043
BlackRock, Inc. 4 3,005
Citigroup, Inc. 42 1,936
Goldman Sachs Group, Inc. (The) 5 1,708
Invesco Ltd. 52 742
Jefferies Financial Group, Inc. 25 886
JPMorgan Chase & Co. 14 2,185
MasterCard, Inc., Class A 5 2,069
Morgan Stanley 29 2,301
Paycom Software, Inc. 7 1,272
T. Rowe Price Group, Inc. 10 1,001
Visa, Inc., Class A 10 2,567
23,935
Health Care — 9.42%
Abbott Laboratories 9 939
Danaher Corp. 5 1,117
Eli Lilly & Co. 8 4,727
Exact Sciences Corp.
(a)
14 896
Intuitive Surgical, Inc.
(a)
9 2,797
Johnson & Johnson 13 2,011
Merck & Co., Inc. 21 2,152
PTC Therapeutics, Inc.
(a)
15 345
Sarepta Therapeutics, Inc.
(a)
5 406
Stryker Corp. 6 1,778
Thermo Fisher Scientific, Inc. 3 1,487
UnitedHealth Group, Inc. 5 2,765
21,420
Industrials — 7.30%
A.O. Smith Corp. 23 1,733
AeroVironment, Inc.
(a)
17 2,339
Boeing Co. (The)
(a)
10 2,316
Carrier Global Corp. 6 312
Cummins, Inc. 8 1,793
Deere & Co. 4 1,458
IDEX Corp. 7 1,412

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
United States — 69.67% - continued
Industrials — 7.30% - continued
Lennox International, Inc. 7 $ 2,847
Otis Worldwide Corp. 3 257
Raytheon Technologies Corp. 6 489
Rockwell Automation, Inc. 6 1,653
16,609
Materials — 1.02%
Cleveland-Cliffs, Inc.
(a)
69 1,184
Materion Corp. 10 1,131
2,315
Technology — 20.52%
Adobe, Inc.
(a)
5 3,055
Advanced Micro Devices, Inc.
(a)
29 3,514
Apple, Inc. 55 10,447
Autodesk, Inc.
(a)
7 1,529
Intuit, Inc. 2 1,143
Microsoft Corp. 27 10,230
NVIDIA Corp. 21 9,823
Oracle Corp. 22 2,557
salesforce.com, Inc.
(a)
9 2,267
ServiceNow, Inc.
(a)
3 2,057
46,622
Total   United States 158,364
Total Common Stocks— 99.28% (Cost $168,670) 225,573
MONEY MARKET FUNDS - 0.73%
First American Government Obligations Fund, Class X, 5.29%
(b)
1,669 1,669
Total Money Market Funds (Cost $1,669) 1,669
Total Investments — 100.01% (Cost $170,339) 227,242
Liabilities in Excess of Other Assets — (0.01)% (12)
NET ASSETS — 100.00% $ 227,230
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2023.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.56% Shares Fair Value
Brazil — 1.52%
Financials — 1.52%
Banco Bradesco S.A. - ADR 521 $ 1,735
Itau Unibanco Holding SA - ADR 277 1,773
3,508
Total   Brazil 3,508
Canada — 0.61%
Materials — 0.61%
Hudbay Minerals Inc. 158 717
Lundin Mining Corp. 100 693
1,410
Total   Canada 1,410
China — 0.84%
Communications — 0.34%
Tencent Holdings Ltd. 19 791
Consumer Discretionary — 0.19%
Alibaba Group Holding Ltd. - ADR
(a)
6 449
Health Care — 0.31%
Sino Biopharmaceutical Ltd. - ADR 76 719
Total   China 1,959
Denmark — 1.02%
Industrials — 1.02%
Vestas Wind Systems A/S
(a)
85 2,353
Total   Denmark 2,353
France — 3.34%
Consumer Discretionary — 1.34%
Kering SA - ADR 72 3,096
Financials — 1.01%
BNP Paribas SA 37 2,326
Technology — 0.99%
Dassault Systems SE 49 2,291
Total   France 7,713
Germany — 3.63%
Consumer Discretionary — 2.54%
adidas AG 13 2,719
Mercedes-Benz Group AG 39 2,529
Sixt SE 6 596
5,844
Industrials — 1.09%
Siemens AG 15 2,514
Total   Germany 8,358

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.56% - continued Shares Fair Value
India — 0.36%
Technology — 0.36%
Infosys Ltd. - ADR 47 $ 825
Total   India 825
Italy — 1.79%
Energy — 0.88%
Eni SpA 123 2,031
Financials — 0.91%
Intesa Sanpaolo SpA 730 2,099
Total   Italy 4,130
Japan — 1.70%
Industrials — 1.70%
Daifuku Co. Ltd. - ADR 64 597
FANUC Corp. - ADR 92 1,270
Yaskawa Electric Corp. - ADR 27 2,059
3,926
Total   Japan 3,926
Korea (Republic of) — 1.21%
Technology — 1.21%
Samsung Electronics Co. Ltd. - GDR 2 2,782
Total   Korea (Republic of) 2,782
Netherlands — 2.35%
Technology — 2.35%
ASML Holding NV 8 5,424
Total   Netherlands 5,424
Norway — 1.10%
Energy — 1.10%
Equinor ASA 79 2,541
Total   Norway 2,541
Spain — 1.89%
Financials — 1.89%
Banco Bilbao Vizcaya Argentaria SA 266 2,463
Banco Santander SA 457 1,891
4,354
Total   Spain 4,354
Switzerland — 0.71%
Industrials — 0.71%
ABB Ltd. 41 1,625
Total   Switzerland 1,625

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.56% - continued Shares Fair Value
Taiwan Province of China — 2.83%
Technology — 2.83%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 67 $ 6,520
Total   Taiwan Province of China 6,520
United Kingdom — 4.95%
Consumer Staples — 0.54%
Unilever PLC 26 1,237
Energy — 2.40%
BP PLC 479 2,896
Shell PLC 81 2,617
5,513
Health Care — 0.55%
AstraZeneca PLC 10 1,278
Materials — 1.46%
Anglo American PLC 55 1,487
Antofagasta PLC 105 1,867
3,354
Total   United Kingdom 11,382
United States — 68.71%
Communications — 3.89%
Alphabet, Inc., Class A
(a)
49 6,494
Netflix, Inc.
(a)
4 1,896
Walt Disney Co. (The)
(a)
6 556
8,946
Consumer Discretionary — 7.03%
Amazon.com, Inc.
(a)
39 5,698
Autoliv, Inc. 21 2,176
General Motors Co. 58 1,833
Home Depot, Inc. (The) 8 2,507
NIKE, Inc., Class B 8 882
Toll Brothers, Inc. 36 3,092
16,188
Consumer Staples — 4.12%
Costco Wholesale Corp. 5 2,964
PepsiCo, Inc. 16 2,693
Procter & Gamble Co. (The) 20 3,070
Walmart, Inc. 5 778
9,505
Energy — 0.90%
Schlumberger Ltd. 40 2,082
Financials — 12.14%
American Express Co. 14 2,391
Bank of America Corp. 68 2,073
BlackRock, Inc. 4 3,005

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.56% - continued Shares Fair Value
United States — 68.71% - continued
Financials — 12.14% - continued
Citigroup, Inc. 61 $ 2,812
Goldman Sachs Group, Inc. (The) 5 1,708
Invesco Ltd. 124 1,769
Jefferies Financial Group, Inc. 20 709
JPMorgan Chase & Co. 14 2,185
MasterCard, Inc., Class A 7 2,897
Morgan Stanley 26 2,062
Paycom Software, Inc. 6 1,090
T. Rowe Price Group, Inc. 14 1,402
Visa, Inc., Class A 15 3,850
27,953
Health Care — 11.77%
Abbott Laboratories 9 939
Danaher Corp. 5 1,117
Eli Lilly & Co. 12 7,093
Exact Sciences Corp.
(a)
17 1,088
Intuitive Surgical, Inc.
(a)
9 2,797
Johnson & Johnson 16 2,475
Merck & Co., Inc. 25 2,562
PTC Therapeutics, Inc.
(a)
14 322
Sarepta Therapeutics, Inc.
(a)
5 406
Stryker Corp. 6 1,778
Thermo Fisher Scientific, Inc. 4 1,983
UnitedHealth Group, Inc. 5 2,765
Vertex Pharmaceuticals, Inc.
(a)
5 1,774
27,099
Industrials — 8.18%
A.O. Smith Corp. 29 2,185
Cummins, Inc. 10 2,242
Deere & Co. 5 1,822
HEICO Corp. 15 2,565
Lennox International, Inc. 9 3,661
Rockwell Automation, Inc. 9 2,479
Union Pacific Corp. 7 1,577
Xylem, Inc. 22 2,312
18,843
Technology — 20.68%
Adobe, Inc.
(a)
5 3,056
Advanced Micro Devices, Inc.
(a)
31 3,756
Apple, Inc. 53 10,067
Autodesk, Inc.
(a)
8 1,747
Intuit, Inc. 2 1,143
Microsoft Corp. 28 10,610
NVIDIA Corp. 23 10,757
Oracle Corp. 21 2,440

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)
COMMON STOCKS — 98.56% - continued Shares Fair Value
United States — 68.71% - continued
Technology — 20.68% - continued
salesforce.com, Inc.
(a)
8 $ 2,015
ServiceNow, Inc.
(a)
3 2,057
47,648
Total   United States 158,264
Total Common Stocks— 98.56% (Cost $168,503) 227,074
PREFERRED STOCKS — 0.81% Shares Fair Value
Australia — 0.81%
Materials — 0.81%
Fortescue Metals Group Ltd. 113 1,866
Total Australia 1,866
Total Preferred Stocks— 0.81% (Cost $1,554) 1,866
MONEY MARKET FUNDS - 0.71%
First American Government Obligations Fund, Class X, 5.29%
(b)
1,637 1,637
Total Money Market Funds (Cost $1,637) 1,637
Total Investments — 100.08% (Cost $171,694) 230,577
Liabilities in Excess of Other Assets — (0.08)% (185)
NET ASSETS — 100.00% $ 230,392
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2023.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments
November 30, 2023 (Unaudited)
CORPORATE BONDS — 32.98%
Principal
Amount Fair Value
Communications — 3.34%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 94,622
Consumer Staples — 3.71%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 104,880
Financials — 6.72%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 93,312
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 96,790
190,102
Health Care — 2.39%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 67,707
Industrials — 2.76%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 77,998
Real Estate — 4.30%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 150,000 121,722
Technology — 9.76%
Fiserv Inc, 5.38%, 8/21/2028 100,000 100,922
International Business Machines Corp., 4.25%, 5/15/2049 100,000 82,352
Oracle Corp., 3.25%, 11/15/2027 100,000 93,264
276,538
Total Corporate Bonds (Cost $1,065,962) 933,569
U.S. GOVERNMENT & AGENCIES — 34.13%
United States Treasury Note, 1.50% , 9/30/2024 109,700 106,366
United States Treasury Note, 1.50% , 2/15/2025 254,000 243,453
United States Treasury Note, 2.63% , 2/15/2029 301,100 276,941
United States Treasury Note, 4.50% , 2/15/2036 334,000 339,453
Total U.S. Government & Agencies (Cost $1,108,380) 966,213
EXCHANGE-TRADED FUNDS — 31.55% Shares Fair Value
iShares Broad USD High Yield Corporate Bond ETF 11,815 420,496
iShares MBS ETF 5,201 472,511
Total Exchange-Traded Funds (Cost $986,641) 893,007
MONEY MARKET FUNDS - 0.68%
First American Government Obligations Fund, Class X, 5.29%
(a)
19,300 19,300
Total Money Market Funds (Cost $19,300) 19,300
Total Investments — 99.34% (Cost $3,180,283) 2,812,089
Other Assets in Excess of Liabilities — 0.66% 18,567
NET ASSETS — 100.00% $ 2,830,656
(a) Rate disclosed is the seven day effective yield as of November 30, 2023.

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments
November 30, 2023 (Unaudited)
CORPORATE BONDS — 28.94%
Principal
Amount Fair Value
Communications — 3.37%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 94,622
Consumer Staples — 3.74%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 104,880
Financials — 6.77%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 93,312
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 96,790
190,102
Health Care — 2.41%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 67,707
Industrials — 2.78%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 77,998
Real Estate — 3.61%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 125,000 101,435
Technology — 6.26%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 82,352
Oracle Corp., 3.25%, 11/15/2027 100,000 93,265
175,617
Total Corporate Bonds (Cost $946,444) 812,361
U.S. GOVERNMENT & AGENCIES — 35.92%
United States Treasury Note, 1.50% , 9/30/2024 109,900 106,560
United States Treasury Note, 1.50% , 2/15/2025 311,000 298,086
United States Treasury Note, 2.63% , 2/15/2029 286,700 263,697
United States Treasury Note, 4.50% , 2/15/2036 335,000 340,470
Total U.S. Government & Agencies (Cost $1,149,087) 1,008,813
EXCHANGE-TRADED FUNDS — 32.01% Shares Fair Value
iShares MBS ETF 5,156 468,423
Nuveen ESG High Yield Corporate Bond ETF 20,911 430,248
Total Exchange-Traded Funds (Cost $1,006,044) 898,671
MONEY MARKET FUNDS - 2.52%
First American Government Obligations Fund, Class X, 5.29%
(a)
70,690 70,690
Total Money Market Funds (Cost $70,690) 70,690
Total Investments — 99.39% (Cost $3,172,265) 2,790,535
Other Assets in Excess of Liabilities — 0.61% 16,987
NET ASSETS — 100.00% $ 2,807,522
(a) Rate disclosed is the seven day effective yield as of November 30, 2023.

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2023 (Unaudited)

Tactical Multi-Purpose Fund
Schedule of Investments
November 30, 2023 (Unaudited)
U.S. GOVERNMENT & AGENCIES — 54.75%
Principal
Amount Fair Value
United States Treasury Bill, 5.50% , 12/12/2023 $ 14,000 $ 13,978
Total U.S. Government & Agencies (Cost $13,982) 13,978
MONEY MARKET FUNDS - 72.38% Shares Fair Value
First American Government Obligations Fund, Class X, 5.29%
(a)
18,478 18,478
Total Money Market Funds (Cost $18,478) 18,478
Total Investments — 127.13% (Cost $32,460) 32,456
Liabilities in Excess of Other Assets — (27.13)% (6,926)
NET ASSETS — 100.00% $ 25,530
(a) Rate disclosed is the seven day effective yield as of November 30, 2023.